Employee Benefits - Summary of Employee Benefits (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Net defined benefit asset		$ 229
Total employee benefit asset		229
Net defined benefit liability	$ 2,458	1,594
Other long term employee benefit (liability for compensated absences)	1,263	1,352
Total employee benefit liabilities	$ 3,721	$ 2,946